Fair Value Measurements - Summary of Analysis of the Changes in the Equity Commitment (Details)) (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Private Placement Warrants [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Reclassification from equity	$ (305)
Change in fair value	(424)
Ending balance	$ (729)
Equity Commitment [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning (liability) asset balance		$ (2,000)	$ 11,412
Change in fair value		(3,530)	(51,562)
Partial settlement of Equity Commitment liability upon issuance of Series A-1 Preferred Stock and Series A Common Stock		5,530	38,150
Ending asset (liability) balance			(2,000)
Share Purchase Option [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		(260)	(5,380)
Change in fair value		$ 260	5,120
Ending balance			$ (260)